General (Schedule Of Major Classes Of Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Assets
Flight equipment held for operating leases, net	$ 7,895,874		$ 8,061,260
Inventory	13,953		121,085
Trade receivables, net of provisions	16,063		49,055
Cash and cash equivalents	411,081		404,450	[1],[2]	182,617	[1],[2]	193,563
Other assets	181,359		209,141
Liabilities
Debt	6,111,165	[3]	6,566,163
Accrued expenses and other liabilities	74,458		121,389
Accounts payable	4,142		16,045
Accrued maintenance liability	452,582		420,824
AeroTurbine, Inc. [Member]
Assets
Flight equipment held for operating leases, net			311,643
Inventory			103,363
Trade receivables, net of provisions			35,051
Cash and cash equivalents			35,362
Other assets			14,363
Liabilities
Debt			291,628
Accrued expenses and other liabilities			16,313
Accounts payable			12,423
Accrued maintenance liability			$ 8,306

[1]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha.
[2]	The Amalgamation gain, net of transaction expenses of $274, as presented in the consolidated income statement, consists of the Amalgamation gain of $31,023, as presented in the consolidated statement of cash flow and transaction expenses of $30,749 (Note 1).
[3]	As of December 31, 2011, we remain in compliance with the respective financial covenants across the Company's various debt obligations.